Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
INCOME (LOSS)
Interest income	$ 56,033	$ 440,415	$ 258,350	$ 971,053
Gain (loss) on marketable equity securities	46,896	(86,439)	2,170	(100,565)
Foreign currency gain (loss)	19,916	293,977	(20,705)	584,243
Total Other Income	122,845	647,953	239,815	1,454,731
EXPENSES
Corporate general and administrative (Note 3)	1,070,954	1,291,411	2,284,367	2,448,259
Contingent value rights (Note 3)	6,168		38,822
Siembra Minera Project costs (Note 7)	350,844	2,431,298	727,886	4,269,160
Exploration costs	3,208	2,728	3,208	2,728
Legal and accounting	170,371	518,866	357,503	899,228
Arbitration and settlement (Note 3)	630,793	13,570	908,279	97,672
Equipment holding costs	125,931	108,689	234,504	216,651
Total Expense	2,358,269	4,366,562	4,554,569	7,933,698
Net loss before income tax	(2,235,424)	(3,718,609)	(4,314,754)	(6,478,967)
Income tax benefit (Note 10)	112,832		710,190
Net loss and comprehensive loss for the period	$ (2,122,592)	$ (3,718,609)	$ (3,604,564)	$ (6,478,967)
Net loss per share, basic and diluted	$ (0.02)	$ (0.04)	$ (0.04)	$ (0.07)
Weighted average common shares outstanding, basic and diluted	99,395,048	99,395,048	99,395,048	99,395,048